Operations	12 Months Ended
Dec. 31, 2023
Operations
Operations

1	Operations

Companhia de Saneamento Básico do Estado de São Paulo ("SABESP" or the "Company") is a mixed-capital company headquartered in the municipality of São Paulo, at Rua Costa Carvalho, 300, CEP 05429-900, controlled by the São Paulo State. The Company is engaged in the provision of basic and environmental sanitation services in the São Paulo State and supplies treated water and sewage services on a wholesale basis.

In addition to providing basic sanitation services in the State of São Paulo, SABESP may perform activities in other states and countries, and can operate in drainage, urban cleaning, solid waste handling and energy markets. SABESP aims to be a world reference in the provision of sanitation services, in a sustainable, competitive and innovative manner, with a focus on customers.

As of December 31, 2023, the Company operated water and sewage services in 375 municipalities of the São Paulo State, 351 of which have already signed contracts, according to Law 11,445/2007. Most of these municipalities’ operations are based on 30-year term, program and service contracts, except for the municipalities of Guarulhos, Mauá, Santo André, São Bernardo do Campo, São João da Boa Vista and Tejupá, which have a 40-year term.

The table below shows a summary of the contractual situation of the municipalities served:

	December 31, 2023	December 31, 2022

Total municipalities that have already signed contracts	351	351
Balance – intangible and contract assets	48,759,219	45,292,307
Percentage of intangible and contract assets	95.12%	94.49%
Revenue from sanitation services (excluding construction revenue)	20,510,427	17,767,561
Percentage of revenue from sanitation services (excluding construction revenue)	95.35%	95.37%

Municipalities with expired contracts:	1	1
Balance – intangible and contract assets	11,309	11,519
Percentage of intangible and contract assets	0.02%	0.02%
Revenue from sanitation services (excluding construction revenue)	17,559	15,236
Percentage of revenue from sanitation services (excluding construction revenue)	0.08%	0.08%

Municipalities with concession agreements due by 2030:	23	23
Balance – intangible and contract assets	1,051,209	1,072,138
Percentage of intangible and contract assets	2.05%	2.24%

Revenue from sanitation services (excluding construction revenue)	833,418	711,452
Percentage of revenue from sanitation services (excluding construction revenue)	3.87%	3.82%

Municipality of São Paulo:
Percentage of intangible and contract assets	43.40%	43.33%
Percentage of revenue from sanitation services (excluding construction revenue)	44.95%	45.14%

The Company's shares have been listed on the “Novo Mercado” segment of B3 under ticker SBSP3 since April 2002 and on the New York Stock Exchange (NYSE) as Level III American Depositary Receipts (“ADRs”), under SBS, since May 2002.

Since 2008, the Company has been setting up partnerships with other companies, which resulted in the following companies: Sesamm, Águas de Andradina, Saneaqua Mairinque, Aquapolo Ambiental, Águas de Castilho, Attend Ambiental, Paulista Geradora de Energia, Cantareira SP Energia, FOXX URE-BA Ambiental and Infranext Soluções em Pavimentação. Although SABESP has no majority interest in the capital stock of these companies, the shareholders’ agreements provide for the power of veto and casting votes on certain issues jointly with associates, indicating the shared control in the management of these investees, except for Saneaqua Mairinque, which, as of August 2020, no longer has a shared control.

• Municipality of Estância Turística de Olímpia

In July 2023, the Municipal Government of Olímpia – SP (“Olímpia”) approved the bidding process referring to Tender 02/2023, whose subject was the granting of a concession for providing public water supply and sewage services for 30 years, and awarded the contract to SABESP, with a fixed concession fee of R$ 148 million.

The municipality of Olímpia is located 430 km from the capital city of São Paulo, has an estimated population of 56 thousand inhabitants, and universalized water and sewage coverage. The municipality will require operational, commercial, efficiency, and water loss reduction efforts from the Company.

As established by the Bid Notice (Bid Notice), the winning bidder should create, before the signing of the agreement, a special purpose entity (SPE) to execute the terms of the Concession Agreement. The contract value estimated in the Bid Notice is R$ 1,182,495 (base date of August 2022), corresponding to the Granting Authority’s estimate of the cumulative concession revenues, while estimated investments amount to R$ 81,112 (base date of August 2022) for the entire duration of the concession.

The Notice also defines that the subscribed share capital of the Concessionaire, at the time of its creation, must be, at least, R$ 8,111. Therefore, on August 11, 2023, SABESP Olímpia S/A was created with the corporate objective of providing public water supply and sewage services in the Municipality of Olímpia. The subscribed share capital of the SPE was partially paid up by SABESP, totaling R$ 811 or 811,121 common shares, totaling 10% of the share capital. The remaining 7,300,087 subscribed common shares, totaling R$ 7,300, will be paid up within 60 months from the Commencement Order, which is issued by the Granting Authority that authorizes the start of the Concessionaire’s provision of services, under the provisions of the Notice and Agreement.

The Concession Agreement for the provision of public water supply and sewage services in the Municipality of Olímpia was executed on October 11, 2023.

Of the total, the amount corresponding to the fixed concession totaling R$ 148 million, 50% has already been paid by SABESP on August 30, 2023, i.e. R$ 74 million as a condition for the contract signing, and 50%, duly authorized by IPCA, will be paid by SABESP Olímpia S/A by 365 days after the payment of the first installment.

A monthly variable concession fee will be paid by the 10th day of the subsequent month, corresponding to 1% of the net tariff revenue.

To ensure faithful compliance with the obligations to be assumed by the Concessionaire, upon the signing of the agreement, proof of guarantee of the contractual obligations must be presented to the granting authority, in an amount corresponding to 5% of the estimated investment value.

Given that SABESP owns 100% of the SPE and meets control requirements, the Company consolidated SABESP Olímpia S/A, following the Accounting Policy described in Note 3.1.

The operations started in December 2023.

•	Privatization and Proposal of New Concession Agreements

On September 18, 2023, the Board of the State Privatization Program (CDPED) resolved to recommend that:

(i)    the Investment Partnerships Secretariat and the Environment, Infrastructure, and Logistics Secretariat take the necessary steps to submit the draft of the Company’s privatization law to the Governor’s office; and

(ii)    SABESP, under article 5, II combined with article 7, paragraph 2, and paragraph 4 of Law 9,361/96, starts the procedure for the selection and hiring of coordinating banks and other services required for the future public offering.

As of September 30, 2023, as provided for in paragraph 2 of article 14 of Federal Law 14,026/2020 (“New Legal Sanitation Framework”), the São Paulo State sent Official Letters to the municipalities operated by the Company with proposals to change the conditions of the concession agreements in effect (“Communication”).

The Communication highlights general aspects of the proposal for a new concession agreement (“New Agreement”) aiming at replacing the existing agreements, under article 14 of the New Legal Sanitation Framework, indicating that the following guidelines will be observed under the New Agreement to be executed with these municipalities:

(a) the anticipation of achieving the universalization goals established in the New Sanitation Framework for 2029, subject to any shorter deadlines contractually outlined;

(b) the extension of the concession agreement for 2060;

(c) the obligation of SABESP to serve the population residing in consolidated informal urban settlements and rural areas, covering the entire municipal territory; and

(d) the detailing of investments to be made in each municipality.

As of December 11, 2023, State Law 17,853 was enacted. It authorized the Executive Branch of the São Paulo State to promote privatization measures of Companhia de Saneamento Básico do Estado de São Paulo – SABESP. Among other aspects, as provided for in article 2, the model adopted for the privatization of SABESP must observe the following guidelines:

(i) compliance with the universalization goals of water supply and sewage services in all municipalities of the State served by the Company, considering the inclusion of rural areas and consolidated informal urban centers, under Federal Law 14,026, of July 15, 2020;

(ii) anticipation, to December 31, 2029, of the achievement of the universalization goals, subject to any shorter deadlines contractually agreed upon;

(iii) tariff reduction, preferably considering the most vulnerable population;

(iv) provision for the creation of an annual control to monitor compliance with the goals, with indications of investment requirements for the next few years;

(v) provision of quality services, aiming at improving the quality of treated water and reducing its loss;

(vi) guarantee, in the contractual instruments resulting from the privatization, to the employees listed in SABESP’s permanent staff at the time of the publication of this law, of stability, with the maintenance of their employment contract for 18 (eighteen) months from the date of effective completion of the Company’s privatization process.

As of December 21, 2023, the Company concluded the selection of financial institutions that will be the global coordinators of the financial institutions union responsible for structuring the Company’s potential follow-on. The selected Global Coordinators are i) BTG Pactual; ii) Bank of America; iii) CITI; and iv) UBS - BB.

As of February 15, 2024, as reported by the Company in a Material Fact, the São Paulo State opened a public consultation regarding the following documents:

(a) the draft of the Concession Agreement to be executed between the Regional Unit of Drinking Water Supply and Sewage Services 1 ("URAE-1") Southeast and SABESP, with the indication of the involvement of the São Paulo State Utility Services Regulatory Agency, along with the specific technical exhibits of the Municipalities comprising URAE-1, in addition to other contractual exhibits;

(b) the draft of the charter of URAE-1’s Decision-Making Board; and

(c) the draft of the Regional Sanitation Plan, under article 17 of Federal Law 11,445, of 2007.

The aforementioned Public Consultation on the privatization of Sabesp was concluded on March 15, 2024, with a significant number of suggestions submitted by the public. A total of 976 contributions were received through the Internet, in addition to 135 oral statements made at the eight public hearings held by the São Paulo State on the matter.

The next steps of the privatization consist of the São Paulo State's publication of the Public Consultation Contributions Report, concluded on March 15, 2024, with the revised documents sent to URAE 1 - Southeast for resolution.

Management expects that the funds raised with the improved water security from the works carried out, the generation of operational cash, and credit lines available for investments, will be sufficient to meet the Company’s commitments and not compromise the necessary investments.

Approvals

The consolidated financial statements were approved by Management on May 3, 2024.